Share Based Compensation - Schedule of Share Options (Details)			12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Activity Related to Share Options [Abstract]
Outstanding, Shares beginning balance		2,000	2,000
Outstanding, Weighted Average Exercise Price beginning balance (in Dollars per share)		$ 200	$ 200
Outstanding, Weighted Average Remaining Contractual Life in Years balance	5 years 7 months 6 days	6 years 7 months 6 days
Outstanding, Shares ending balance	2,000		500
Outstanding, Weighted Average Exercise Price ending balance (in Dollars per share)	$ 200		$ 200
Shares, Options forfeited			(500)
Weighted Average Exercise Price, Options forfeited (in Dollars per share)			$ (200)
Exercisable, Shares			0
Shares, Options exercised			(1,500)
Weighted Average Exercise Price, Options exercised (in Dollars per share)			$ 200